Segment information (Details 2) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Revenues	$ 190,405	$ 206,634	$ 149,930
Gross profit / (loss)	71,271	91,542	79,385
Other operating results, net	(8,914)	(1,649)	(8,067)
Segment profit / (loss)	78,179	135,815	(86,617)
Property, plant and equipment	145,553	128,124
Investments in associates	39,680	38,628
Operations Center in Argentina [Member] | Total [Member]
Statement [Line Items]
Revenues	72,303	55,174	35,754
Costs	13,287	(11,534)	12,189
Gross profit / (loss)	59,016	43,640	23,565
Net (loss) / gain from fair value adjustment of investment properties	(51,342)	27,596	(26,991)
General and administrative expenses	(19,528)	(11,570)	(10,941)
Selling expenses	4,538	4,834	5,341
Other operating results, net	(7,284)	61	(553)
Management fees			0
Profit / (loss) from operations	(23,676)	54,893	(20,261)
Share of loss of associates and joint ventures	3,889	1,007	(14,102)
Segment profit / (loss)	(19,787)	55,900	(34,363)
Property, plant and equipment	19,376	26,584	22,586
Investments in associates	28,698	24,960	31,498
Other reportable assets	8,888	7,901	8,510
Reportable assets	634,934	702,665	732,471
Investment and trading properties	577,972	643,220	669,877
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	47,438	37,369	18,814
Costs	(3,213)	(3,223)	(3,079)
Gross profit / (loss)	44,225	34,146	15,735
Net (loss) / gain from fair value adjustment of investment properties	(11,169)	1,192	(71,894)
General and administrative expenses	(6,682)	(6,170)	(5,062)
Selling expenses	2,168	(1,826)	1,594
Other operating results, net	(585)	(306)	(445)
Management fees			0
Profit / (loss) from operations	23,621	27,036	(63,260)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	23,621	27,036	(63,260)
Investment and trading properties		197,838	192,018		$ 186,816
Property, plant and equipment	585	563	852
Investments in associates	0	0	0
Other reportable assets	396	401	407
Reportable assets	187,797	198,802	193,277
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	4,584	6,556	9,488
Costs	379	(632)	509
Gross profit / (loss)	4,205	5,924	8,979
Net (loss) / gain from fair value adjustment of investment properties	(4,955)	(11,348)	19,910
General and administrative expenses	(835)	(821)	(1,538)
Selling expenses	103	168	662
Other operating results, net	(69)	(50)	(18)
Management fees			0
Profit / (loss) from operations	(1,757)	(6,463)	26,671
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(1,757)	(6,463)	26,671
Investment and trading properties	117,191	144,137	256,167
Property, plant and equipment	3,549	9,005	7,258
Investments in associates	0	0	0
Other reportable assets	342	343	347
Reportable assets	121,082	153,485	263,772
Operations Center in Argentina [Member] | Sales and developments [Member]
Statement [Line Items]
Revenues	4,382	1,608	2,740
Costs	1,333	1,253	2,959
Gross profit / (loss)	3,049	355	(219)
Net (loss) / gain from fair value adjustment of investment properties	(35,105)	37,623	24,873
General and administrative expenses	(2,560)	(2,281)	(2,510)
Selling expenses	1,123	1,988	2,468
Other operating results, net	(884)	(103)	(18)
Management fees			0
Profit / (loss) from operations	(36,623)	33,606	19,658
Share of loss of associates and joint ventures	0	0	(57)
Segment profit / (loss)	(36,623)	33,606	19,601
Property, plant and equipment	5,134	5,135	4,620
Investments in associates	0	0	0
Other reportable assets	7,359	6,433	7,052
Reportable assets	285,654	311,886	232,459
Investment and trading properties	273,161	300,318	220,787
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	14,964	9,270	3,256
Costs	7,616	(5,331)	3,765
Gross profit / (loss)	7,348	3,939	(509)
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(3,275)	(1,574)	(1,506)
Selling expenses	1,028	733	498
Other operating results, net	(143)	(127)	(42)
Management fees			0
Profit / (loss) from operations	2,902	1,505	(2,555)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	2,902	1,505	(2,555)
Property, plant and equipment	9,231	9,570	9,103
Investments in associates	0	0	0
Other reportable assets	199	129	103
Reportable assets	9,430	9,699	9,206
Investment and trading properties	0	0	0
Operations Center in Argentina 1 [Member] | Other [Member]
Statement [Line Items]
Revenues	935	371	1,456
Costs	746	(1,095)	1,877
Gross profit / (loss)	189	(724)	(421)
Net (loss) / gain from fair value adjustment of investment properties	(113)	129		$ 120
General and administrative expenses	(6,176)	(724)	(325)
Selling expenses	116	119	119
Other operating results, net	(5,603)	647	(30)
Management fees			0
Profit / (loss) from operations	(11,819)	(791)	(775)
Share of loss of associates and joint ventures	3,889	1,007	(14,045)
Segment profit / (loss)	(7,930)	216	(14,820)
Property, plant and equipment	877	2,311	753
Investments in associates	28,698	24,960	31,498
Other reportable assets	592	595	601
Reportable assets	30,971	28,793	33,757
Investment and trading properties	$ 804	$ 927	$ 905